Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Furniture and electronic equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of expected lives of leasehold improvements and lease term